Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	£ 1,248
Ending balance, Property, plant and equipment	1,379	£ 1,248
Impairment loss - structural costs		266
Other income	69	40	£ 4
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	3,482	3,304
Additions	192	182
Disposals	(496)	(104)
Exchange and other movements	271	100
Ending balance, Property, plant and equipment	3,449	3,482	3,304
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(2,234)	(1,767)
Depreciation charge	(200)	(193)
Impairment charge	(13)	(268)
Disposals	494	46
Exchange and other movements	(117)	(52)
Ending balance, Property, plant and equipment	(2,070)	(2,234)	(1,767)
Property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	782
Ending balance, Property, plant and equipment	842	782
Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,702	1,619
Additions	93	85
Disposals	(269)	(32)
Exchange and other movements	98	30
Ending balance, Property, plant and equipment	1,624	1,702	1,619
Property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(920)	(730)
Depreciation charge	(70)	(70)
Impairment charge	0	(108)
Disposals	269	27
Exchange and other movements	(61)	(39)
Ending balance, Property, plant and equipment	(782)	(920)	(730)
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	181
Ending balance, Property, plant and equipment	264	181
Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,058	987
Additions	79	70
Disposals	(212)	(12)
Exchange and other movements	114	13
Ending balance, Property, plant and equipment	1,039	1,058	987
Equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(877)	(821)
Depreciation charge	(61)	(55)
Impairment charge	0	0
Disposals	209	10
Exchange and other movements	(46)	(11)
Ending balance, Property, plant and equipment	(775)	(877)	(821)
Investment property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	7
Ending balance, Property, plant and equipment	5	7
Other income	8	6
Investment property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	7	10
Additions	0	0
Disposals	(1)	(2)
Exchange and other movements	(1)	(1)
Ending balance, Property, plant and equipment	5	7	10
Investment property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	0	0
Depreciation charge	0	0
Impairment charge	0	0
Disposals	0	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	0	0	0
Right of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	278
Ending balance, Property, plant and equipment	268	278
Right of use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	715	688
Additions	20	27
Disposals	(14)	(58)
Exchange and other movements	60	58
Ending balance, Property, plant and equipment	781	715	688
Right of use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(437)	(216)
Depreciation charge	(69)	(68)
Impairment charge	(13)	(160)
Disposals	16	9
Exchange and other movements	(10)	(2)
Ending balance, Property, plant and equipment	£ (513)	£ (437)	£ (216)